ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS (Tables)	3 Months Ended
Mar. 31, 2012
ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS
Schedule Of Components Of Accounts Receivable

	March 31,	December 31,
	2012	2011
Continuing operations:
Patient accounts receivable	$1,656	$1,605
Allowance for doubtful accounts	(367)	(382)
Estimated future recoveries from accounts assigned to our Conifer subsidiary	70	62
Net cost reports and settlements receivable (payable) and valuation allowances	24	(39)
	1,383	1,246
Discontinued operations:
Patient accounts receivable	42	46
Allowance for doubtful accounts	(13)	(15)
Estimated future recoveries from accounts assigned to our Conifer subsidiary	2	2
Net cost reports and settlements receivable (payable) and valuation allowances	3	(1)
	34	32
Accounts receivable, net	$1,417	$1,278